Other (Gains)/Losses	12 Months Ended
Mar. 31, 2020
Other Gainslosses
Other (Gains)/Losses
9	OTHER GAINS/(LOSSES)

	Year ended March 31
	2020	2019	2018
	(in thousands)
Foreign exchange (loss)/gain, net	$5,650	$5,610	$(6,250)
Gain/(loss) on sale of property and equipment and other Intangibles	(70)	(97)	2
Gain/(loss) on available-for-sale financial assets (Refer note 17)	(1,253)	37	—
Impairment charge on available -for- sale financial assets (Refer note 17)	—	—	(2,436)
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	(5,285)	(5,988)	(3,562)
Mark to market gain/(loss) on derivative financial instrument measured at fair value through profit and loss account (Refer note 25)	—	(902)	—
(Loss) on settlement of derivative financial instruments	—	—	(586)
(Loss) on financial liability (convertible notes) measured at fair value through profit and loss account (Refer note 22)	(15,987)	(21,398)	(13,840)
(Loss) on deconsolidation of a subsidiary (Refer note 4)	—	—	(14,649)
Reversal of expected credit loss (Refer note 19)	10,382	20,698	—
Liabilities no longer required, written-back	2,487	—
Credit from Government of India	760	2,328	—
	$(3,316)	$288	$(41,321)

(*) Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk (Refer Note 31).